12. Share-Based Compensation (Details - Non-vested non-employee) - Non Employee Stock Options [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Options outstanding, beginning balance		15,511	15,511
Options granted			30,304	14,546
Options exercised	0	0	0	0
Options vested			(17,857)	(7,756)
Options outstanding, ending balance				15,511
Non-Vested [Member]
Options outstanding, beginning balance	27,958
Options granted			30,304
Options vested			(17,857)
Options outstanding, ending balance			27,958
Weighted-average grant date fair value per share, beginning balance	$ 11.77	$ 8.16	$ 8.16
Weighted-average grant date fair value per share, options granted			13.13
Weighted-average grant date fair value per share, options vested			10.95
Weighted-average grant date fair value per share, ending balance			$ 11.77	$ 8.16